Schedule of property, plant and equipment (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Dec. 31, 2023	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Disclosure of detailed information about property, plant and equipment [line items]
At June 30, 2022	$ 3,742	$ 3,743	$ 2,575
Charge for the year	300
At June 30, 2023	3,786	3,742	3,743	$ 2,575
At June 30, 2022	(3,742)	(3,743)	(2,575)
At June 30, 2023	(3,786)	(3,742)	(3,743)	(2,575)
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
At June 30, 2022	5,768	6,037	6,554	5,549
Foreign exchange		(117)	(565)	426
Charge for the year		935	3,234	938
Acquisition				206
Disposals		(380)	(251)	(565)
Reclass to assets held for sale			(2,935)
Reclassifications/corrections		(707)
At June 30, 2023		5,768	6,037	6,554
At June 30, 2022	(5,768)	(6,037)	(6,554)	(5,549)
Disposals		380	251	565
Reclass to assets held for sale			2,935
At June 30, 2023		(5,768)	(6,037)	(6,554)
Gross carrying amount [member] | Computer equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
At June 30, 2022	307	318	562	476
Foreign exchange		(10)	(41)	41
Charge for the year		36	28	125
Acquisition
Disposals		(37)		(80)
Reclass to assets held for sale			(231)
Reclassifications/corrections
At June 30, 2023		307	318	562
At June 30, 2022	(307)	(318)	(562)	(476)
Disposals		37		80
Reclass to assets held for sale			231
At June 30, 2023		(307)	(318)	(562)
Gross carrying amount [member] | Motor vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
At June 30, 2022	463	433	1,568	1,363
Foreign exchange		(23)	(154)	145
Charge for the year		92	184	230
Acquisition				4
Disposals		(39)	(150)	(174)
Reclass to assets held for sale			(1,015)
Reclassifications/corrections
At June 30, 2023		463	433	1,568
At June 30, 2022	(463)	(433)	(1,568)	(1,363)
Disposals		39	150	174
Reclass to assets held for sale			1,015
At June 30, 2023		(463)	(433)	(1,568)
Gross carrying amount [member] | Plant and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
At June 30, 2022	1,716	1,440	1,611	1,232
Foreign exchange		(32)	(146)	26
Charge for the year		558	343	395
Acquisition				114
Disposals		(250)	(48)	(156)
Reclass to assets held for sale			(320)
Reclassifications/corrections
At June 30, 2023		1,716	1,440	1,611
At June 30, 2022	(1,716)	(1,440)	(1,611)	(1,232)
Disposals		250	48	156
Reclass to assets held for sale			320
At June 30, 2023		(1,716)	(1,440)	(1,611)
Gross carrying amount [member] | Fixtures and fittings [member]
Disclosure of detailed information about property, plant and equipment [line items]
At June 30, 2022	248	247	122	195
Foreign exchange		(9)	(10)	18
Charge for the year		10	209	6
Acquisition
Disposals				(97)
Reclass to assets held for sale			(74)
Reclassifications/corrections
At June 30, 2023		248	247	122
At June 30, 2022	(248)	(247)	(122)	(195)
Disposals				97
Reclass to assets held for sale			74
At June 30, 2023		(248)	(247)	(122)
Gross carrying amount [member] | Leasehold improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
At June 30, 2022	3,034	3,599	2,691	2,283
Foreign exchange		(43)	(214)	196
Charge for the year		239	2,470	182
Acquisition				88
Disposals		(54)	(53)	(58)
Reclass to assets held for sale			(1,295)
Reclassifications/corrections		(707)
At June 30, 2023		3,034	3,599	2,691
At June 30, 2022	(3,034)	(3,599)	(2,691)	(2,283)
Disposals		54	53	58
Reclass to assets held for sale			1,295
At June 30, 2023		(3,034)	(3,599)	(2,691)
Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
At June 30, 2022	(2,026)	(2,294)	(3,979)	(3,063)
Foreign exchange		(63)	(394)	271
Charge for the year		750	1,208	1,089
Disposals		270	193	444
Reclass to assets held for sale			2,306
Reclassifications/corrections		(685)
At June 30, 2023		(2,026)	(2,294)	(3,979)
At June 30, 2022	2,026	2,294	3,979	3,063
Disposals		(270)	(193)	(444)
Reclass to assets held for sale			(2,306)
At June 30, 2023		2,026	2,294	3,979
Accumulated depreciation and amortisation [member] | Computer equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
At June 30, 2022	(255)	(238)	(399)	(373)
Foreign exchange		(5)	(33)	31
Charge for the year		48	69	66
Disposals		26		71
Reclass to assets held for sale			197
Reclassifications/corrections
At June 30, 2023		(255)	(238)	(399)
At June 30, 2022	255	238	399	373
Disposals		(26)		(71)
Reclass to assets held for sale			(197)
At June 30, 2023		255	238	399
Accumulated depreciation and amortisation [member] | Motor vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
At June 30, 2022	(263)	(211)	(970)	(836)
Foreign exchange		(10)	(95)	85
Charge for the year		90	186	206
Disposals		28	131	157
Reclass to assets held for sale			719
Reclassifications/corrections
At June 30, 2023		(263)	(211)	(970)
At June 30, 2022	263	211	970	836
Disposals		(28)	(131)	(157)
Reclass to assets held for sale			(719)
At June 30, 2023		263	211	970
Accumulated depreciation and amortisation [member] | Plant and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
At June 30, 2022	(707)	(717)	(872)	(747)
Foreign exchange		(18)	(93)	70
Charge for the year		179	179	167
Disposals		171	9	112
Reclass to assets held for sale			232
Reclassifications/corrections
At June 30, 2023		(707)	(717)	(872)
At June 30, 2022	707	717	872	747
Disposals		(171)	(9)	(112)
Reclass to assets held for sale			(232)
At June 30, 2023		707	717	872
Accumulated depreciation and amortisation [member] | Fixtures and fittings [member]
Disclosure of detailed information about property, plant and equipment [line items]
At June 30, 2022	(50)	(29)	(56)	(86)
Foreign exchange		(1)	(6)	8
Charge for the year		22	22	8
Disposals				46
Reclass to assets held for sale			43
Reclassifications/corrections
At June 30, 2023		(50)	(29)	(56)
At June 30, 2022	50	29	56	86
Disposals				(46)
Reclass to assets held for sale			(43)
At June 30, 2023		50	29	56
Accumulated depreciation and amortisation [member] | Leasehold improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
At June 30, 2022	(751)	(1,099)	(1,682)	(1,021)
Foreign exchange		(29)	(167)	77
Charge for the year		411	752	642
Disposals		45	53	58
Reclass to assets held for sale			1,115
Reclassifications/corrections		(685)
At June 30, 2023		(751)	(1,099)	(1,682)
At June 30, 2022	$ 751	1,099	1,682	1,021
Disposals		(45)	(53)	(58)
Reclass to assets held for sale			(1,115)
At June 30, 2023		$ 751	$ 1,099	$ 1,682